EARNINGS PER SHARE - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from diluted earnings per share calculation	1.3	2.8	3.5
Stock Appreciation Rights (SARs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from diluted earnings per share calculation		0.4	0.4